Share Based Compensation (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Share Based Compensation [Abstract]
Cost of revenues
Sales and marketing expenses	1,470
General and administrative expenses	1,277
Research and development expenses	3,143
Total compensation expense	$ 5,890